Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 GBP (£) component segment	Dec. 31, 2021 GBP (£)
Revenue from contracts with customers
Number of material segments | segment			1
Number of main components of revenue | component			3
Revenue from contracts with customers	£ 167,368	£ 185,440	£ 311,022	£ 311,901
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	78,689	64,408	166,077	128,773
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	50,423	35,215	108,234	71,484
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	28,266	29,193	57,843	57,289
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	58,789	86,413	93,792	129,755
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	44,399	46,383	72,026	69,262
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	12,895	38,266	18,582	56,813
Other
Revenue from contracts with customers
Revenue from contracts with customers	1,495	1,764	3,184	3,680
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 29,890	£ 34,619	£ 51,153	£ 53,373